Share-based compensation	12 Months Ended
Dec. 31, 2025
Sharebased compensation
Share-based compensation

30. Share-based compensation

The table below presents a summary of the Group’s share-based compensation for the years ended December 31, 2023, 2024 and 2025:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Operations and support	109,962	110,822	78,794
Sales and marketing	159,830	180,967	169,458
Research and development	922,066	789,094	813,759
General and administrative	1,397,735	1,171,855	901,495
Total share-based compensation expenses	2,589,593	2,252,738	1,963,506

DiDi’s Share-based awards

(a)Share Incentive Plan

In December 2017, the Company adopted the Equity Incentive Plan (the “2017 Plan”), approved by the Board of Directors, which was subsequently amended. Share options, restricted shares and restricted share units (“RSUs”) under 2017 Plan may be granted to employees, directors and consultants of the Group and other related entities stipulated in the 2017 Plan. As of December 31, 2025, the maximum aggregate number of ordinary shares which may be issued pursuant to the 2017 Plan was 195,127,549 shares.

In June 2021, the Company adopted the 2021 Share Incentive Plan (the “2021 Plan”), approved by the Board of Directors under which share options, restricted shares and RSUs may be granted to its employees, directors and consultants of the Group and other related entities stipulated in the 2021 Plan. As of December 31, 2025, the maximum aggregate number of ordinary shares which may be issued pursuant to the 2021 Plan was 116,906,908 shares.

30. Share-based compensation (Continued)

(a)Share Incentive Plan (Continued)

Share-based awards granted under the 2017 Plan and the 2021 Plan had a contractual term of seven years from the stated grant date and are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, share-based awards generally vest 15% upon the first anniversary of the vesting commencement date, and 25%, 25% and 35% in following years thereafter. In January 2022, the Company extended the contractual term for share options from seven years to ten years, effective from January 2022. In July 2024, vesting accelerated for the majority of share-based awards, generally 25% upon the first anniversary of the vesting commencement date, and 25% every year thereafter or 6.25% every quarter thereafter after modification.

(b)Modification

For the year ended December 31, 2023, 4,695,544 existing share options were exchanged for 3,217,476 new options, with different exercise prices, leading to incremental share-based compensation expenses of RMB149,104 on the modification date. For the year ended December 31, 2024, the aforementioned vesting acceleration led to incremental share-based compensation expenses of RMB365,557. For the year ended December 31, 2025, the Company extended the contractual term of share options that were originally scheduled to expire in 2025, leading to incremental costs of RMB67,656 on the modification date.

In 2026, the Group started a discretionary program to settle vested share options in cash for eligible employees (cash-settlement program). The cash settlement price is determined by the Group with reference to the trading price of the Company’s ADSs on the OTC Market. The Group is in the process of making an assessment of the impact of the cash-settlement program and preliminarily concludes that the share options under the cash-settlement program shall be accounted for as cash-settled share-based payment transactions, as the Group has a present obligation to settle in cash in accordance with IFRS 2 Share-based payment.

(c)Share Options

A summary of activities of the share options for the years ended December 31, 2023, 2024 and 2025 is presented as follows:

			Weighted
		Weighted	Average	Weighted
		Average	Remaining	Average
	Number of	Exercise	Contractual	Grant Date
	Options	Price	Life	Fair Value
		US$	In Years	US$
Outstanding as of January 1, 2023	63,733,455	3.94	6.39	24.62
Granted	10,402,129	0.0001823		14.78
Modification	(1,478,068)	0.0001823		12.90
Exercise of share options	(717,256)	0.21		30.55
Forfeited/cancelled	(4,382,666)	0.07		26.03
Outstanding as of December 31, 2023	67,557,594	2.61	5.90	22.72
Granted	17,151,866	0.0001823		16.46
Exercise of share options	(1,379,548)	1.04		18.27
Forfeited/cancelled	(6,201,234)	0.00		19.15
Outstanding as of December 31, 2024	77,128,678	2.26	5.75	20.04
Granted	14,591,015	0.0001823		20.26
Exercise of share options	(1,504,062)	1.37		19.63
Forfeited/cancelled	(4,088,911)	0.00		20.76
Outstanding as of December 31, 2025	86,126,720	2.00	6.30	20.08
Exercisable as of December 31, 2025	55,900,126	3.09	5.12	21.37
Vested and Expected to Vest as of December 31, 2025	80,609,681	2.14	6.13	20.17

30. Share-based compensation (Continued)

The Group uses the binomial option pricing model to determine the fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2023	2024	2025
Fair value of ordinary shares (US$)	12.00-15.20	15.80-18.76	18.28-26.00
Expected volatility	41.36%-41.70%	50.87%-52.13%	50.10%-50.90%
Risk‑free interest rate (per annum)	3.48%-4.59%	3.73%-4.48%	4.03%-4.58%
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

The weighted average price of the shares at the time these share options were exercised was USD15.15, USD17.73 and USD20.97 per share for the years ended December 31, 2023, 2024 and 2025, respectively.

(d)Restricted shares and RSUs

A summary of activities of restricted shares and RSUs for the years ended December 31, 2023, 2024 and 2025 is presented as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2023	14,597,666	40.97	7.47
Granted	899,005	13.51
Vested	(6,079,090)	39.30
Forfeited/cancelled	(957,307)	33.70
Unvested at December 31, 2023	8,460,274	41.42	7.14
Granted	647,941	16.38
Vested	(4,918,922)	41.65
Forfeited/cancelled	(409,680)	26.99
Unvested at December 31, 2024	3,779,613	35.78	6.80
Granted	1,446,216	19.90
Vested	(2,655,580)	40.08
Forfeited/cancelled	(256,346)	17.24
Unvested at December 31, 2025	2,313,903	22.97	8.26
Expected to vest at December 31, 2025	1,904,094	23.15	8.16

The Group recognized share-based compensation, net of estimated forfeitures, using the graded vesting attribution method over the vesting term of the awards for the service condition awards.

30. Share-based compensation (Continued)

Voyager’s share-based awards

In the first quarter of 2021, Voyager Group Inc. (“Voyager”), a subsidiary of the Group, adopted 2020 Equity Incentive Plan (“Voyager Incentive Plan”) under which share options, restricted shares and RSUs may be granted to employees, directors and consultants of Voyager, its subsidiaries, the VIEs and VIEs’ subsidiaries and other related entities stipulated in the Voyager Incentive Plan. As of December 31, 2025, the maximum aggregate number of ordinary shares which could be issued pursuant to Voyager Incentive Plan was 19,647,161 shares. The share-based compensation expenses of RMB146,230, RMB103,312 and RMB117,971 were recognized in the consolidated financial statements for the years ended December 31, 2023, 2024 and 2025.

Share-based awards granted under the Voyager Incentive Plan have a contractual term of seven years from the stated grant date and are generally subject to a four-year or five-year vesting periods as determined by the administrator of the Voyager Incentive Plan. Share-based awards generally vest 25% or 20% upon the first anniversary of the vesting commencement date, and 25% or 20% every year thereafter. In July 2024, vesting accelerated for the certain type of share-based awards, generally 25% upon the first anniversary of the vesting commencement date, and 6.25% every quarter thereafter after modification, which led to incremental share-based compensation expenses of RMB3,491.

Furthermore, certain share-based awards contain both service and performance conditions. These share-based awards granted which are only vested upon the occurrence of an IPO or deemed liquidation events by Voyager, but without an associated service requirement, are considered to be non vesting conditions.

Fintech’s share-based awards

In the fourth quarter of 2025, Xiaoju Technology Holdings (CAY) Co. (“DiDi Fintech”), a subsidiary of the Group, adopted 2025 Equity Incentive Plan (“DiDi Fintech Incentive Plan”) under which share options, restricted shares and RSUs may be granted to employees, directors and consultants of DiDi Fintech, its subsidiaries, the VIEs and VIEs’ subsidiaries and other entities stipulated in the DiDi Fintech Incentive Plan. As of December 31, 2025, the maximum aggregate number of ordinary shares which could be issued pursuant to all awards under DiDi Fintech Incentive Plan was 20,200,000 shares. The share-based compensation expenses of RMB40,929 were recognized in the consolidated financial statements for the year ended December 31, 2025.

Share-based awards granted under the DiDi Fintech Incentive Plan have a contractual term of seven years from the stated grant date and are generally subject to a four-year vesting period as determined by the administrator of the DiDi Fintech Incentive Plan. Depending on the nature, share-based awards generally vest 35% upon the second anniversary of the vesting commencement date, and 25% and 40% upon the third and fourth anniversary of the vesting commencement date, respectively.

Furthermore, certain share-based awards contain both service and performance condition. These share-based awards granted which are only vested upon the occurrence of an IPO or deemed liquidation events by DiDi Fintech, but without an associated service requirement, are considered to be non vesting conditions.